IDS
State
Tax-Exempt Funds

(icon of) shield with U.S. enclosed

Tax-exempt
funds from the
following states:
California
Massachusetts
Michigan
Minnesota
New York
Ohio

1998 ANNUAL REPORT
(PROSPECTUS INCLUDED)

      Distributed by American Express Financial Advisors Inc.

(icon of) shield with U.S. enclosed

Twice the tax relief

Many people who want to reduce their tax burden favor municipal bonds because the interest they pay is generally free from federal tax. If you want to eliminate state tax, too, you can invest in municipal bonds in the state in which you reside. This double tax-exemption makes this one of the best tax-advantaged investments still available to individuals. What's more, the money you invest is typically used by municipalities to fund projects such as schools and highways. So, with this investment, the benefits reach well beyond your pocketbook.

      Contents

       1998 annual report

       From the chairman                                           4
       From the portfolio manager                                  5
       Performance                                                 6

       California Tax-Exempt Fund                                  8
       The Fund's ten largest holdings                             8
       The Fund's long-term performance                            9

       Massachusetts Tax-Exempt Fund                              10
       The Fund's ten largest holdings                            10
       The Fund's long-term performance                           11

       Michigan Tax-Exempt Fund                                   12
       The Fund's ten largest holdings                            12
       The Fund's long-term performance                           13

       Minnesota Tax-Exempt Fund                                  14
       The Fund's ten largest holdings                            14
       The Fund's long-term performance                           15

       New York Tax-Exempt Fund                                   16
       The Fund's ten largest holdings                            16
       The Fund's long-term performance                           17

       Ohio Tax-Exempt Fund                                       18
       The Fund's ten largest holdings                            18
       The Fund's long-term performance                           19

       All funds                                                  20
       Making the most of a Fund                                  20
       Independent auditors' report                               21
       Financial statements                                       22
       Notes to financial statements                              29
       Investments in securities                                  42
       IDS mutual funds                                           86
       Federal income tax information                             90

       1998 prospectus

       The Funds in brief                                         3p
       Sales charge and Fund expenses                             4p
       Performance                                                8p
       Investment policies and risks                             24p
       How to purchase, exchange or redeem shares                31p
       Special shareholder services                              43p
       Distributions and taxes                                   44p
       How the Funds are organized                               49p
       About American Express Financial Corporation              53p
       Appendices                                                54p

      The purpose of this annual report is to tell investors how the Funds performed.

      (icon of) One open book inside of another.

      The prospectus, which is bound into the middle of this annual report, describes the Funds in detail.

      (This annual report is not part of the prospectus.)

      To our shareholders

      (picture of) William R. Pearce
      William R. Pearce
      Chairman of the board

      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that last October, when financial turmoil in Southeast Asia sparked a sharp decline in worldwide financial markets, including the U.S.

      The potential for such volatility reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes more important if there's a major change in your financial situation or in the financial markets.

      (signature of) W.R. Pearce
      William R. Pearce

      (This annual report is not part of the prospectus.)

      (picture of) Paul B. Hylle
      Paul B. Hylle
      Portfolio Manager

      From the portfolio manager

      An excellent environment for bonds led to a highly productive fiscal year for the IDS State Tax-Exempt Funds. For investors in the Funds' Class A shares, the total returns (which include net asset value change and dividends) ranged from 7.7% to 8.2% for the July 1997 through June 1998 period.

      Despite a continuation of solid economic growth, which many observers thought would put upward pressure on consumer prices, inflation remained remarkably tame throughout the 12 months. Bolstering the low-inflation outlook was the financial turmoil in Asian markets, which reinforced the case for falling prices of imported goods as well as somewhat slower economic growth in the U.S. In addition, the Asian situation spawned a "flight to quality" by foreign investors, who, seeking a safe haven for their investments, moved money into U.S. bonds, lending further support to the market.

      Rates down, bonds up

      As a result, long-term interest rates, aside from a couple of brief, moderate run-ups, declined substantially. In fact, at one point yields on municipal bonds reached a 25-year low. Bond prices, which move in the opposite direction of interest rates, rose accordingly, boosting the Funds' net asset values. On the other hand, the rate decline ultimately depressed the Funds' dividend payments slightly. Compared to most municipal bond funds, however, the dividend level held up quite well.

      Looking at the technical factors in the market, the supply of new issues was substantial. Fortunately, demand from both institutional and individual buyers was equally strong. Overall, I concentrated purchases in higher-quality issues, given the fact that lower-quality bonds offered only minimally higher yields. I kept a low level of cash reserves (5% or less) in all the Funds, a strategy that enhanced overall performance.

      State updates

      Consistent with the generally strong national economy, all of the states represented by the Funds enjoyed good fiscal health. Reflecting that fact, the unemployment level continued to decline in California, while remaining below the national average in Minnesota, Michigan and Massachusetts. Indicative of their robust economies, New York, Ohio and Minnesota also enjoyed budget surpluses. Those and other positive factors resulted in a trend toward upgrading of bond quality by rating agencies, which provided support for municipal bond prices.

      As for the current fiscal year, at this point (mid-July) inflation remains well under control while the national economy continues to grow at a solid rate. Should the economy stay strong, which I expect, upward pressure on inflation is likely to increase, perhaps prompting the Federal Reserve Board to push up short-term interest rates. In light of that possibility, I plan to continue my emphasis on maintaining the Funds' dividends and conserving shareholders' capital.

      (signature of) Paul B. Hylle
      Paul B. Hylle

      (This annual report is not part of the prospectus.)

      To our shareholders

      Performance

California

Class A
 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 1998        $ 5.35
June 30, 1997        $ 5.24
Increase             $ 0.11

Distributions
July 1, 1997 - June 30, 1998
From income          $  0.29
From capital gains   $    --
Total distributions  $  0.29

Total return*          +7.7%**

Class B
 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 1998        $ 5.35
June 30, 1997        $ 5.24
Increase             $ 0.11

Distributions
July 1, 1997 - June 30, 1998
From income          $ 0.25
From capital gains   $   --
Total distributions  $ 0.25

Total return*          +6.9%**

Massachusetts

Class A
 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 1998        $ 5.56
June 30, 1997        $ 5.42
Increase             $ 0.14

Distributions
July 1, 1997 - June 30, 1998
From income          $  0.29
From capital gains   $    --
Total distributions  $  0.29

Total return*          +8.1%**

Class B
 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 1998        $ 5.56
June 30, 1997        $ 5.42
Increase             $ 0.14

Distributions
July 1, 1997 - June 30, 1998
From income          $ 0.24
From capital gains   $   --
Total distributions  $ 0.24

Total return*          +7.3%**

Michigan

Class A
 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 1998        $ 5.57
June 30, 1997        $ 5.44
Increase             $ 0.13

Distributions
July 1, 1997 - June 30, 1998
From income          $  0.29
From capital gains   $    --
Total distributions  $  0.29

Total return*          +7.7%**

Class B
 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 1998        $ 5.57
June 30, 1997        $ 5.44
Increase             $ 0.13

Distributions
July 1, 1997 - June 30, 1998
From income          $ 0.25
From capital gains   $   --
Total distributions  $ 0.25

Total return*          +6.9%**

      * The prospectus discusses the effect of sales charges, if any, on the various classes.

      ** The total return is a hypothetical investment in the Fund with all distributions reinvested.

      (This annual report is not part of the prospectus.)

      Performance

Minnesota

Class A
 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 1998        $ 5.41
June 30, 1997        $ 5.30
Increase             $ 0.11

Distributions
July 1, 1997 - June 30, 1998
From income          $  0.30
From capital gains   $    --
Total distributions  $  0.30
Total return*          +8.0%**

Class B
 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 1998        $ 5.41
June 30, 1997        $ 5.30
Increase             $ 0.11

Distributions
July 1, 1997 - June 30, 1998
From income          $ 0.26
From capital gains   $   --
Total distributions  $ 0.26

Total return*          +7.2%**

New York

Class A
 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 1998        $ 5.29
June 30, 1997        $ 5.15
Increase             $ 0.14

Distributions
July 1, 1997 - June 30, 1998
From income          $  0.27
From capital gains   $    --
Total distributions  $  0.27

Total return*          +8.2%**

Class B
 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 1998        $ 5.29
June 30, 1997        $ 5.15
Increase             $ 0.14

Distributions
July 1, 1997 - June 30, 1998
From income          $ 0.23
From capital gains   $   --
Total distributions  $ 0.23

Total return*          +7.4%**

Ohio

Class A
 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 1998        $ 5.50
June 30, 1997        $ 5.38
Increase             $ 0.12

Distributions
July 1, 1997 - June 30, 1998
From income          $  0.29
From capital gains   $    --
Total distributions  $  0.29

Total return*          +7.8%**

Class B
 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 1998        $ 5.50
June 30, 1997        $ 5.38
Increase             $ 0.12

Distributions
July 1, 1997 - June 30, 1998
From income          $ 0.25
From capital gains   $   --
Total distributions  $ 0.25

Total return*          +7.0%**

      * The prospectus discusses the effect of sales charges, if any, on the various classes.

      ** The total return is a hypothetical investment in the Fund with all distributions reinvested.

      (This annual report is not part of the prospectus.)

 The Fund's ten largest holdings

      IDS California Tax-Exempt Fund

                                                                       Percent                Value
                                                        (of Fund's net assets)      (as of June 30, 1998)
      Anaheim Public Finance Authority Revenue Bonds
      Electric Utilities San Juan Series 2
       5.75% 2022                                                      4.56%            $11,603,496

      Corona Community Facilities District  #90-1
      Special Tax Refunding Bonds Series 1998A
       4.70% 2020                                                      2.93               7,447,459

      Los Angeles Water & Power
      Electric Plant Revenue Bonds Series 1990
       7.125% 2030                                                     2.75               6,981,845

      Statewide Community Development Authority
      Revenue Certificate of Participation
      St. Joseph Health System Group
       6.50% 2015                                                      2.45               6,235,075

      Statewide Community Development Authority
      Health Facilities Unihealth America Certificate of Participation
      Series 1993 Inverse Floater
       7.16% 2011                                                      2.31               5,881,250

      University of Southern California Educational
      Facilities Authority Pre-refunded Revenue Bonds
      Series 1989B
       6.75% 2015                                                      2.07               5,259,850

      Los Angeles Convention & Exhibition Center
      Pre-refunded Certificate of Participation
      Series 1989A
       7.00% 2020                                                      2.07               5,255,750

      San Diego Regional Transportation Commission
      Sales Tax Pre-refunded Revenue Bonds
      Limited Tax Series 1989A
       6.25% 2008                                                      2.02               5,128,890

      Rancho Mirage Joint Powers Finance Authority
      Certificate of Participation
      Eisenhower Memorial Hospital
       7.00% 2022                                                      1.86               4,739,940

      Northern California Transmission Select Auction
      Variable Rate Security & Residual Interest Revenue Bonds
      Inverse Floater
       5.50% 2024                                                      1.82               4,638,195


      Note: Certain of the Fund's investment income may be subject to the Alternative Minimum Tax (A.M.T.).

      For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.

      (icon of) pie chart
      The ten holdings listed here make up 24.84% of the Fund's net assets

      (This annual report is not part of the prospectus.)

      The Fund's long-term performance

      IDS California Tax-Exempt Fund

How your $10,000 has grown in IDS California Tax-Exempt Fund

$20,000
                                                                  $19,635
                                                               California
                                                          Tax-Exempt Fund
                                                                  Class A
                       Lehman Brothers
                  Municipal Bond Index

$10,000
$9,500


'88    '89    '90    '91    '92    '93    '94    '95    '96    '97    '98

      Assumes: oHolding period from 7/1/88 to 6/30/98. oReturns do not reflect taxes payable on distributions. o Also see "Performance" in the Fund's current prospectus. oReinvestment of all income and capital gain distributions for the Fund, with a value of $8,856.

      The Lehman Brothers Municipal Bond Index is an unmanaged list of municipal bonds used as a general measure of market performance.

      Average annual total returns
      (as of June 30, 1998)
                                Since
                   1 year       inception*       5 years          10 years
       Class A     +2.34%             --%         +4.57%            +6.98%
       Class B     +2.94%          +5.17%            --%               --%

      *Inception date was March 20, 1995.

      On the graph above you can see how the Fund's total return compared to a widely cited performance index, the Lehman Brothers Municipal Bond Index. In comparing California Tax-Exempt Fund (Class A) to the index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index.

      Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

      (This annual report is not part of the prospectus.)

      The Fund's ten largest holdings

      IDS Massachusetts Tax-Exempt Fund

                                                                       Percent                Value
                                                        (of Fund's net assets)      (as of June 30, 1998)

      Boston City Hospital Refunding Revenue Bonds
      Series B
       5.75% 2023                                                      3.87%             $3,081,600

      Health & Educational Facilities Authority
      Revenue Bonds Suffolk University Series B
       6.35% 2022                                                      3.38               2,698,392

      Health & Educational Facilities Authority
      Revenue Bonds Cape Cod Health System Series A
       5.25% 2021                                                      3.14               2,501,350

      Health & Educational Facilities Authority
      Revenue Bonds Boston College Series J
       6.625% 2021                                                     2.72               2,167,240

      Industrial Finance Agency Pollution Control
      Refunding Revenue Bonds Eastern Edison Series 1993
       5.875% 2008                                                     2.61               2,079,660

      Health & Educational Facilities Authority
      Revenue Bonds Charlton Memorial Hospital Series 1991B
       7.25% 2013                                                      2.43               1,938,405

      Municipal Wholesale Electric Power Supply System
      Refunding Revenue Bonds Series B
       4.75% 2011                                                      2.16               1,723,312

      Bay Transportation Authority General Transportation
      System Refunding Bonds Series 1992B
       6.20% 2016                                                      2.16               1,719,015

      Industrial Finance Agency Resource Recovery
      Revenue Bonds SEMASS Series 1991A
       9.00% 2015                                                      2.11               1,680,405

      Municipal Wholesale Electric Power Supply System
      Revenue Bonds Special Parts & Inflows
       5.45% 2018                                                      2.05               1,635,808

      Note: Certain of the Fund's investment income may be subject to the Alternative Minimum Tax (A.M.T.).

      For further details about these holdings, please refer to the section entitled "Investments in securities" herein.

      (icon of) pie chart
      The ten holdings listed here make up 26.63% of the Fund's net assets
      (This annual report is not part of the prospectus.)

 The Fund's long-term performance

      IDS Massachusetts Tax-Exempt Fund

How your $10,000 has grown in IDS Massachusetts Tax-Exempt Fund

$20,000
                                                                  $19,319
                                                            Massachusetts
                                                          Tax-Exempt Fund
                                                                  Class A
                       Lehman Brothers
                  Municipal Bond Index

$10,000
$9,500


'88    '89    '90    '91    '92    '93    '94    '95    '96    '97    '98

      Assumes: oHolding period from 7/1/88 to 6/30/98. oReturns do not reflect taxes payable on distributions. o Also see "Performance" in the Fund's current prospectus. oReinvestment of all income and capital gain distributions for the Fund, with a value of $8,542.

      The Lehman Brothers Municipal Bond Index is an unmanaged list of municipal bonds used as a general measure of market performance.

      Average annual total returns
      (as of June 30, 1998)
                                    Since
                      1 year        inception*       5 years      10 years
       Class A        +2.72%              --%         +4.74%        +6.81%
       Class B        +3.32%           +5.39%            --%           --%

      *Inception date was March 20, 1995.

      On the graph above you can see how the Fund's total return compared to a widely cited performance index, the Lehman Brothers Municipal Bond Index. In comparing Massachusetts Tax-Exempt Fund (Class A) to the index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index.

      Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

      (This annual report is not part of the prospectus.)

      The Fund's ten largest holdings

      IDS Michigan Tax-Exempt Fund

                                                                       Percent               Value
                                                        (of Fund's net assets)     (as of June 30, 1998)

      Romulus Township School District Unlimited Tax
      General Obligation Refunding Bonds
       5.75% 2022                                                      3.19%            $2,614,600

      State Building Authority Refunding Revenue Bonds
      Series 1991I
       6.25% 2020                                                      2.86              2,350,414

      Detroit Sewer Disposal Revenue Bonds
       5.70% 2023                                                      2.54              2,083,780

      Grand Ledge Public Schools Unlimited Tax General
      Obligation Refunding Bonds Eaton,
      Clinton & Ionia Counties 1995
       5.375% 2024                                                     2.48              2,034,320

      State Hospital Finance Authority Hospital Pre-refunded
      Revenue Bonds McLaren Obligated Group Series 1991A
       7.50% 2021                                                      2.39              1,960,560

      State Strategic Fund Limited Tax Obligation Refunding
      Revenue Bonds Ford Motor Series 1991A
       7.10% 2006                                                      2.35              1,929,757

      Monroe County  Pollution  Control  Revenue  Bonds
      Detroit  Edison Fermi 2 Plants Series CC A.M.T.
       7.50% 2019                                                      2.28              1,875,353

      Troy City Downtown Development Authority
      County of Oakland Development Bonds
      Series 1995A Asset Guaranty
       6.375% 2018                                                     2.02              1,661,760

      Buena Vista School District Saginaw County
      School Building & Site Unlimited Tax
      General Obligation Pre-refunded Bonds Series 1991
       7.20% 2016                                                      2.02              1,654,065

      Farmington Hills Hospital Finance Authority
      Revenue Bonds Botsford General Hospital
      Series 1992A
       6.50% 2022                                                      2.01              1,647,000

      Note: Certain of the Fund's investment income may be subject to the Alternative Minimum Tax (A.M.T.).

      For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.

      (icon of) pie chart
      The ten holdings listed here make up 24.14% of the Fund's net assets

      (This annual report is not part of the prospectus.)

      The Fund's long-term performance

      IDS Michigan Tax-Exempt Fund

How your $10,000 has grown in IDS Michigan Tax-Exempt Fund

$20,000
                                                                  $19,749
                                                                 Michigan
                                                          Tax-Exempt Fund
                                                                  Class A
                       Lehman Brothers
                  Municipal Bond Index

$10,000
$9,500


'88    '89    '90    '91    '92    '93    '94    '95    '96    '97    '98

      Assumes: oHolding period from 7/1/88 to 6/30/98. oReturns do not reflect taxes payable on distributions. o Also see "Performance" in the Fund's current prospectus. oReinvestment of all income and capital gain distributions for the Fund, with a value of $8,851.

      The Lehman Brothers Municipal Bond Index is an unmanaged list of municipal bonds used as a general measure of market performance.

      Average annual total returns
      (as of June 30, 1998)
                                     Since
                     1 year      inception*      5 years     10 years
       Class A       +2.28%            --%        +4.64%       +7.04%
       Class B       +2.86%         +5.11%           --%          --%

      *Inception date was March 20, 1995.

      On the graph above you can see how the Fund's total return compared to a widely cited performance index, the Lehman Brothers Municipal Bond Index. In comparing Michigan Tax-Exempt Fund (Class A) to the index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index.

      Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

      (This annual report is not part of the prospectus.)

      The Fund's ten largest holdings

      IDS Minnesota Tax-Exempt Fund

                                                                       Percent                  Value
                                                        (of Fund's net assets)        (as of June 30, 1998)

      State University Board of Regents
      General Obligation Bonds Series 1996A
       5.50% 2021                                                      3.18%              $13,242,625

      Minneapolis & St. Paul Housing & Redevelopment
      Authority Health Care System Revenue Bonds
      Healthspan Series 1993A
       4.75% 2018                                                      3.07                12,773,835

      St. Paul & Minneapolis Housing & Redevelopment
      Authority Health Care Facility Revenue Bonds
      Group Health Plan Series 1992
       6.75% 2013                                                      2.76                11,494,035

      Western Minnesota Municipal Power Agency
      Supply Refunding Revenue Bonds Series 1987A
       5.50% 2015                                                      2.71                11,254,438

      Southern Minnesota Municipal Power Agency
      Revenue Bonds
       4.75% 2016                                                      2.12                 8,796,567

      State General Obligation Various Purpose
      Pre-refunded Bonds Series 1991
       6.70% 2011                                                      2.07                 8,623,280

      State Public Facilities Authority Water Pollution
      Control Pre-refunded Revenue Bonds Series 1989A
       7.00% 2009                                                      2.00                 8,333,795

      Hennepin County Lease Revenue Certificates of
      Participation Series 1991
       6.80% 2017                                                      1.89                 7,878,792

      St. Paul Housing & Redevelopment Authority
      Sales Tax Revenue Bonds Civic Center
      Escrowed to Maturity
       5.55% 2023                                                      1.88                 7,816,500

      Edina Multi-family Housing Revenue Bonds
      Walker Assisted Living Series 1991
       9.00% 2031                                                      1.77                 7,366,948

      Note: Certain of the Fund's investment income may be subject to the Alternative Minimum Tax (A.M.T.).

      For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.

      (icon of) pie chart
      The ten holdings listed here make up 23.45% of the Fund's net assets

      (This annual report is not part of the prospectus.)

      The Fund's long-term performance

      IDS Minnesota Tax-Exempt Fund

How your $10,000 has grown in IDS Minnesota Tax-Exempt Fund

$20,000
                                                                  $19,707
                                                                Minnesota
                                                          Tax-Exempt Fund
                                                                  Class A
                       Lehman Brothers
                  Municipal Bond Index

$10,000
$9,500


'88    '89    '90    '91    '92    '93    '94    '95    '96    '97    '98

      Assumes: oHolding period from 7/1/88 to 6/30/98. oReturns do not reflect taxes payable on distributions. o Also see "Performance" in the Fund's current prospectus. oReinvestment of all income and capital gain distributions for the Fund, with a value of $9,000.

      The Lehman Brothers Municipal Bond Index is an unmanaged list of municipal bonds used as a general measure of market performance.

      Average annual total returns
      (as of June 30, 1998)
                                  Since
                     1 year       inception*      5 years      10 years
       Class A       +2.56%             --%        +4.71%        +7.02%
       Class B       +3.17%          +5.44%           --%           --%

      *Inception date was March 20, 1995.

      On the graph above you can see how the Fund's total return compared to a widely cited performance index, the Lehman Brothers Municipal Bond Index. In comparing Minnesota Tax-Exempt Fund (Class A) to the index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index.

      Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

      (This annual report is not part of the prospectus.)

      The Fund's ten largest holdings

      IDS New York Tax-Exempt Fund

                                                                       Percent                    Value
                                                        (of Fund's net assets)          (as of June 30, 1998)

      State Energy Research & Development Authority
      Electric Facilities Revenue Bonds Consolidated
      Edison Series 1990A A.M.T.
       7.50% 2025                                                      4.51%                 $5,202,300

      United Nations Development Senior Lien
      Pre-refunded Revenue Bonds Series 1992A
       6.00% 2026                                                      4.30                   4,958,820

      State Urban Development Correctional Facilities
      Pre-refunded Revenue Bonds 1st Series 1990
       7.50% 2020                                                      4.19                   4,826,025

      State Local Government Assistance Pre-refunded
      Bonds Series 1991A
       7.00% 2016                                                      3.80                   4,384,560

      State Mortgage Agency Homeowner Mortgage
      Revenue Bonds Series 1991TT
       7.50% 2015                                                      3.72                   4,289,320

      Triborough Bridge & Tunnel Authority General
      Purpose Pre-refunded Revenue Bonds Series 1990S
       7.00% 2021                                                      2.83                   3,255,330

      State Environmental Facility State Water & Pollution
      Control Revolving Fund Revenue Bonds New York
      City Municipal Water Finance Authority Series 1990A
       7.50% 2012                                                      2.82                   3,246,000

      State Dormitory Authority City University System
      Revenue Bonds Series 1993A
       5.75% 2013                                                      2.81                   3,238,800

      State Mortgage Agency Homeowner Mortgage
      Revenue Bonds 27th Series 1992
       6.90% 2015                                                      2.80                   3,229,530

      State Energy  Research &  Development  Authority  Solid Waste  Development
      Revenue Bonds State Gas & Electric Company Series 1993A A.M.T.
       5.70% 2028                                                      2.70                   3,111,780

      Note: Certain of the Fund's investment income may be subject to the Alternative Minimum Tax (A.M.T.).

      For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.

      (icon of) pie chart
      The ten holdings listed here make up 34.48% of the Fund's net assets

      (This annual report is not part of the prospectus.)

      The Fund's long-term performance

      IDS New York Tax-Exempt Fund

How your $10,000 has grown in IDS New York Tax-Exempt Fund

$20,000
                                                                  $19,704
                                                                 New York
                                                          Tax-Exempt Fund
                                                                  Class A
                       Lehman Brothers
                  Municipal Bond Index

$10,000
$9,500


'88    '89    '90    '91    '92    '93    '94    '95    '96    '97    '98

      Assumes: oHolding period from 7/1/88 to 6/30/98. oReturns do not reflect taxes payable on distributions. o Also see "Performance" in the Fund's current prospectus. oReinvestment of all income and capital gain distributions for the Fund, with a value of $8,831.

      The Lehman Brothers Municipal Bond Index is an unmanaged list of municipal bonds used as a general measure of market performance.

      Average annual total returns
      (as of June 30, 1998)
                                   Since
                      1 year       inception*      5 years       10 years
       Class A        +2.75%       --    %          +4.19%        +7.02%
       Class B        +3.35%       +4.92%          --    %        --    %

      *Inception date was March 20, 1995.

      On the graph above you can see how the Fund's total return compared to a widely cited performance index, the Lehman Brothers Municipal Bond Index. In comparing New York Tax-Exempt Fund (Class A) to the index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index.

      Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

      (This annual report is not part of the prospectus.)

      The Fund's ten largest holdings

      IDS Ohio Tax-Exempt Fund

                                                                       Percent                Value
                                                        (of Fund's net assets)      (as of June 30, 1998)
      Lakota Local School District Unlimited Tax
      Improvement General Obligation Bonds
       6.25% 2014                                                      3.10%             $2,248,120

      State Air Quality Development Authority
      Refunding Revenue Bonds Series 1994 A.M.T.
       6.375% 2029                                                     3.01               2,183,200

      Erie County Hospital Improvement Refunding
      Revenue Bonds Firelands Community Hospital Series 1992
       6.75% 2015                                                      3.00               2,175,840

      State Municipal Electric Generation Agency Joint Venture  5
      Revenue Bonds
       5.375% 2024                                                     2.79               2,024,860

      Lorain County Hospital Facilities Refunding
      Revenue Bonds EMH Regional Medical Center
      Series 1995
       5.375% 2021                                                     2.79               2,024,000

      State Valley School District School Improvement
      Unlimited Tax General Obligation Bonds
      Adams & Highland Counties Series 1995
       5.25% 2021                                                      2.76               2,002,860

      Butler County Hospital Facility Improvement
      Refunding Revenue Bonds Fort Hamilton-Hughes
      Memorial Center Series 1991
       7.50% 2010                                                      2.62               1,898,698

      Franklin County Convention Facilities Authority
      Tax & Lease Revenue Anticipation
      Pre-refunded Bonds
       7.00% 2019                                                      2.25               1,633,005

      State Housing  Finance Agency  Mortgage  Revenue Bonds  Aristrocrat  South
      Board & Care Series 1991A A.M.T.
       7.30% 2031                                                      2.19               1,585,470

      Cuyahoga County Hospital Refunding Revenue Bonds
      Cleveland Clinic Foundation Series 1992
       5.50% 2011                                                      2.16               1,562,835

      Note: Certain of the Fund's investment income may be subject to the Alternative Minimum Tax (A.M.T.).

      For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.

      (icon of) pie chart
      The ten holdings listed here make up 26.67% of the Fund's net assets

      (This annual report is not part of the prospectus.)

      The Fund's long-term performance

      IDS Ohio Tax-Exempt Fund

How your $10,000 has grown in IDS Ohio Tax-Exempt Fund

$20,000
                                                                  $19,274
                                                                     Ohio
                                                          Tax-Exempt Fund
                                                                  Class A
                       Lehman Brothers
                  Municipal Bond Index

$10,000
$9,500


'88    '89    '90    '91    '92    '93    '94    '95    '96    '97    '98

      Assumes: oHolding period from 7/1/88 to 6/30/98. oReturns do not reflect taxes payable on distributions. o Also see "Performance" in the Fund's current prospectus. oReinvestment of all income and capital gain distributions for the Fund, with a value of $8,548.

      The Lehman Brothers Municipal Bond Index is an unmanaged list of municipal bonds used as a general measure of market performance.

      Average annual total returns
      (as of June 30, 1998)
                                    Since
                       1 year       inception*      5 years      10 years
       Class A         +2.40%             --%        +4.22%         +6.78
       Class B         +2.98%          +4.98%           --%           --%

      *Inception date was March 20, 1995.

      On the graph above you can see how the Fund's total return compared to a widely cited performance index, the Lehman Brothers Municipal Bond Index. In comparing Ohio Tax-Exempt Fund (Class A) to the index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index.

      Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

      (This annual report is not part of the prospectus.)

      Making the most of a Fund

      Build your assets systematically

      To keep your assets growing steadily, one of the best ways to invest in a Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when a Fund's share price is low, fewer shares when it is high.

      This does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions, it can be an effective way to accumulate shares to meet your long-term goals.

       How dollar-cost averaging works
       Month        Amount       Per-share          Number of shares purchased
                    invested     market price
       Jan.             $100          $20           5.00  XXXXX

       Feb.              100           18           5.56  XXXXXx
       Mar.              100           17           5.88  XXXXXx
       Apr.              100           15           6.67  XXXXXXx
       May               100           16           6.25  XXXXXXx
       June              100           18           5.56  XXXXXx
       July              100           17           5.88  XXXXXx
       Aug.              100           19           5.26  XXXXXx
       Sept.             100           21           4.76  XXXXx
       Oct.              100           20           5.00  XXXXX

By investing an equal number of dollars each month ...

(arrow pointing to Apr.) you automatically buy more shares when the per share market price is low ...

(arrow pointing to Sept.) and fewer shares when the per share market price is high.

      You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

      Three ways to benefit from a mutual fund:

      o your shares increase in value when a Fund's investments do well

      o you receive capital gains when the gains on investments sold by a Fund exceed losses

      o you receive income when a Fund's interest dividends and short-term gains exceed its expenses.

      All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gains distributions to buy additional shares of a Fund or another fund.

      (This annual report is not part of the prospectus.)

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the investment manager, than the S&P 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Stock Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

(This annual report is not part of the prospectus.)

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks that generally pay dividends and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio that seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

(This annual report is not part of the prospectus.)

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

(This annual report is not part of the prospectus.)

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

(This annual report is not part of the prospectus.)

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

(This annual report is not part of the prospectus.)

      Federal income tax information

      IDS California Tax-Exempt Fund

      The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on your year-end statement, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January.

      IDS California Tax-Exempt Fund
      Fiscal year ended June 30, 1998

      Class A

       Exempt-interest dividends -- taxable status explained below.
       Payable date                                    Per share

       July 25, 1997                                    $0.02363
       Aug. 27, 1997                                     0.02708
       Sept. 25, 1997                                    0.02419
       Oct. 28, 1997                                     0.02681
       Nov. 25, 1997                                     0.02200
       Dec. 26, 1997                                     0.02314
       Jan. 28, 1998                                     0.02468
       Feb. 26, 1998                                     0.02396
       March 26, 1998                                    0.02106
       April 28, 1998                                    0.02550
       May 27, 1998                                      0.02150
       June 25, 1998                                     0.02228
       Total                                            $0.28583

       Taxable dividend -- income distribution taxable as dividend income.
       Payable date                                    Per share

       Dec. 26, 1997                                    $0.00022

       Taxable dividend -- short-term capital gain taxable as dividend income.
       Payable date                                    Per share

       Dec. 26, 1997                                    $0.00006
       Total distributions                              $0.28611

(This annual report is not part of the prospectus.)

      Class B

       Exempt-interest dividends -- taxable status explained below.
       Payable date                                  Per share

       July 25, 1997                                  $0.02046
       Aug. 27, 1997                                   0.02346
       Sept. 25, 1997                                  0.02106
       Oct. 28, 1997                                   0.02319
       Nov. 25, 1997                                   0.01893
       Dec. 26, 1997                                   0.01975
       Jan. 28, 1998                                   0.02101
       Feb. 26, 1998                                   0.02073
       March 26, 1998                                  0.01799
       April 28, 1998                                  0.02187
       May 27, 1998                                    0.01831
       June 25, 1998                                   0.01910
       Total                                          $0.24586

       Taxable dividend -- income distribution taxable as dividend income.
       Payable date                                  Per share

       Dec. 26, 1997                                  $0.00022

       Taxable dividend -- short-term capital gain taxable as dividend income.
       Payable date                                  Per share

       Dec. 26, 1997                                  $0.00006
       Total distributions                            $0.24614

(This annual report is not part of the prospectus.)

Federal Income tax information
IDS California Tax-Exempt Fund

      Source of distributions

      100% of exempt-interest distributions during the fiscal year ended June 30, 1998 was derived from interest on California municipal securities.

      Federal taxation

      Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

      Other taxation

      Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

(This annual report is not part of the prospectus.)

      Federal income tax information

      IDS Massachusetts Tax-Exempt Fund

      The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on your year-end statement, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January.

      IDS Massachusetts Tax-Exempt Fund
      Fiscal year ended June 30, 1998

      Class A

       Exempt-interest dividends -- taxable status explained below.
       Payable date                                     Per share

       July 25, 1997                                     $0.02230

       Aug. 27, 1997                                      0.02536
       Sept. 25, 1997                                     0.02310
       Oct. 28, 1997                                      0.02563
       Nov. 25, 1997                                      0.02148
       Dec. 26, 1997                                      0.02466
       Jan. 28, 1998                                      0.02528
       Feb. 26, 1998                                      0.02461
       March 26, 1998                                     0.02176
       April 28, 1998                                     0.02623
       May 27, 1998                                       0.02232
       June 25, 1998                                      0.02261

       Total distributions                               $0.28534

(This annual report is not part of the prospectus.)

      Class B

       Exempt-interest dividends -- taxable status explained below.
       Payable date                                     Per share

       July 25, 1997                                     $0.01902

       Aug. 27, 1997                                      0.02160
       Sept. 25, 1997                                     0.01982
       Oct. 28, 1997                                      0.02190
       Nov. 25, 1997                                      0.01831
       Dec. 26, 1997                                      0.02113
       Jan. 28, 1998                                      0.02148
       Feb. 26, 1998                                      0.02126
       March 26, 1998                                     0.01856
       April 28, 1998                                     0.02245
       May 27, 1998                                       0.01901
       June 25, 1998                                      0.01933

       Total distributions                               $0.24387

(This annual report is not part of the prospectus.)

      Source of distributions

      100% of exempt-interest distributions during the fiscal year ended June 30, 1998 was derived from interest on Massachusetts municipal securities.

      Federal taxation

      Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

      Other taxation

      Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

(This annual report is not part of the prospectus.)

      Federal income tax information

      IDS Michigan tax-Exempt Fund

      The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on your year-end statement, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January.

      IDS Michigan Tax-Exempt Fund
      Fiscal year ended June 30, 1998

      Class A

       Exempt-interest dividends -- taxable status explained below.
       Payable date                            Per share

       July 25, 1997                            $0.02271
       Aug. 27, 1997                             0.02555
       Sept. 25, 1997                            0.02313
       Oct. 28, 1997                             0.02585
       Nov. 25, 1997                             0.02244
       Dec. 26, 1997                             0.02431
       Jan. 28, 1998                             0.02549
       Feb. 26, 1998                             0.02482
       March 26, 1998                            0.02150
       April 28, 1998                            0.02595
       May 27, 1998                              0.02218
       June 25, 1998                             0.02275

       Total                                    $0.28668

       Taxable dividend -- income distribution taxable as dividend income.
       Payable date                            Per share

       Dec. 26, 1997                            $0.00001
       Total distributions                      $0.28669

(This annual report is not part of the prospectus.)

      Class B

       Exempt-interest dividends -- taxable status explained below.
       Payable date                            Per share

       July 25, 1997                            $0.01945
       Aug. 27, 1997                             0.02178
       Sept. 25, 1997                            0.01984
       Oct. 28, 1997                             0.02213
       Nov. 25, 1997                             0.01925
       Dec. 26, 1997                             0.02077
       Jan. 28, 1998                             0.02171
       Feb. 26, 1998                             0.02147
       March 26, 1998                            0.01830
       April 28, 1998                            0.02223
       May 27, 1998                              0.01888
       June 25, 1998                             0.01946

       Total                                    $0.24527

       Taxable dividend -- income distribution taxable as dividend income.
       Payable date                            Per share

       Dec. 26, 1997                            $0.00001
       Total distributions                      $0.24528

(This annual report is not part of the prospectus.)

      Federal income tax information
      IDS Michigan Tax-Exempt Fund

      Source of distributions

      100% of exempt-interest distributions during the fiscal year ended June 30, 1998 was derived from interest on Michigan municipal securities.

      Federal taxation

      Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

      Other taxation

      Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

(This annual report is not part of the prospectus.)

      IDS Minnesota Tax-Exempt Fund

      The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on your year-end statement, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January.

      IDS Minnesota Tax-Exempt Fund
      Fiscal year ended June 30, 1998

      Class A

       Exempt-interest dividends -- taxable status explained below.
       Payable date                                Per share

       July 25, 1997                                $0.02343
       Aug. 27, 1997                                 0.02682
       Sept. 25, 1997                                0.02434
       Oct. 28, 1997                                 0.02698
       Nov. 25, 1997                                 0.02317
       Dec. 26, 1997                                 0.02536
       Jan. 28, 1998                                 0.02700
       Feb. 26, 1998                                 0.02617
       March 26, 1998                                0.02307
       April 28, 1998                                0.02750
       May 27, 1998                                  0.02333
       June 25, 1998                                 0.02382
       Total                                        $0.30099

       Taxable dividend -- income distribution taxable as dividend income.
       Payable date                                Per share

       Dec. 26, 1997                                $0.00027
       Total distributions                          $0.30126

(This annual report is not part of the prospectus.)

Federal income tax information
IDS Minnesota Tax-Exempt Fund

      Class B

       Exempt-interest dividends -- taxable status explained below.
       Payable date                                Per share

       July 25, 1997                                $0.02023
       Aug. 27, 1997                                 0.02316
       Sept. 25, 1997                                0.02113
       Oct. 28, 1997                                 0.02333
       Nov. 25, 1997                                 0.02007
       Dec. 26, 1997                                 0.02191
       Jan. 28, 1998                                 0.02330
       Feb. 26, 1998                                 0.02292
       March 26, 1998                                0.01995
       April 28, 1998                                0.02383
       May 27, 1998                                  0.02011
       June 25, 1998                                 0.02058
       Total                                        $0.26052

       Taxable dividend -- income distribution taxable as dividend income.

       Payable date                                Per share
       Dec. 26, 1997                                $0.00027

       Total distributions                          $0.26079

(This annual report is not part of the prospectus.)

      Source of distributions

      100% of exempt-interest distributions during the fiscal year ended June 30, 1998 was derived from interest on Minnesota municipal securities.

      Federal taxation

      Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

      Other taxation

      Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

(This annual report is not part of the prospectus.)

      Federal income tax information

      IDS New York Tax-Exempt Fund

      The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on your year-end statement, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January.

      IDS New York Tax-Exempt Fund
      Fiscal year ended June 30, 1998

      Class A

       Exempt-interest dividends -- taxable status explained below.
       Payable date                          Per share

       July 25, 1997                          $0.02146
       Aug. 27, 1997                           0.02401
       Sept. 25, 1997                          0.02232
       Oct. 28, 1997                           0.02461
       Nov. 25, 1997                           0.02178
       Dec. 26, 1997                           0.02324
       Jan. 28, 1998                           0.02442
       Feb. 26, 1998                           0.02355
       March 26, 1998                          0.02075
       April 28, 1998                          0.02506
       May 27, 1998                            0.02126
       June 25, 1998                           0.02206

       Total                                  $0.27452

       Taxable dividend -- income distribution taxable as dividend income.
       Payable date                          Per share

       Dec. 26, 1997                          $0.00003
       Total distributions                    $0.27455

(This annual report is not part of the prospectus.)

      Class B

       Exempt-interest dividends -- taxable status explained below.
       Payable date                          Per share

       July 25, 1997                          $0.01835
       Aug. 27, 1997                           0.02044
       Sept. 25, 1997                          0.01918
       Oct. 28, 1997                           0.02103
       Nov. 25, 1997                           0.01874
       Dec. 26, 1997                           0.01985
       Jan. 28, 1998                           0.02082
       Feb. 26, 1998                           0.02037
       March 26, 1998                          0.01769
       April 28, 1998                          0.02145
       May 27, 1998                            0.01811
       June 25, 1998                           0.01888

       Total                                  $0.23491

       Taxable dividend -- income distribution taxable as dividend income.
       Payable date                          Per share

       Dec. 26, 1997                          $0.00003
       Total distributions                    $0.23494

(This annual report is not part of the prospectus.)

Federal income tax information
IDS New York Tax-Exempt Fund

      Source of distributions

      100% of exempt-interest distributions during the fiscal year ended June 30, 1998 was derived from interest on New York municipal securities.

      Federal taxation

      Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

      Other taxation

      Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

(This annual report is not part of the prospectus.)

      IDS Ohio Tax-Exempt Fund

      The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on your year-end statement, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January.

      IDS Ohio Tax-Exempt Fund
      Fiscal year ended June 30, 1998

      Class A

       Exempt-interest dividends -- taxable status explained below.
       Payable date                                 Per share

       July 25, 1997                                 $0.02358
       Aug. 27, 1997                                  0.02621
       Sept. 25, 1997                                 0.02318
       Oct. 28, 1997                                  0.02552
       Nov. 25, 1997                                  0.02095
       Dec. 26, 1997                                  0.02372
       Jan. 28, 1998                                  0.02669
       Feb. 26, 1998                                  0.02473
       March 26, 1998                                 0.02129
       April 28, 1998                                 0.02609
       May 27, 1998                                   0.02202
       June 25, 1998                                  0.02293

       Total                                         $0.28691

       Taxable dividend -- income distribution taxable as dividend income.
       Payable date                                 Per share

       Dec. 26, 1997                                 $0.00028
       Total distributions                           $0.28719

(This annual report is not part of the prospectus.)

     Federal income tax information
     IDS Ohio Tax-Exempt Fund

      Class B

       Exempt-interest dividends -- taxable status explained below.
       Payable date                                 Per share

       July 25, 1997                                 $0.02034
       Aug. 27, 1997                                  0.02249
       Sept. 25, 1997                                 0.01993
       Oct. 28, 1997                                  0.02181
       Nov. 25, 1997                                  0.01779
       Dec. 26, 1997                                  0.02021
       Jan. 28, 1998                                  0.02293
       Feb. 26, 1998                                  0.02141
       March 26, 1998                                 0.01811
       April 28, 1998                                 0.02236
       May 27, 1998                                   0.01875
       June 25, 1998                                  0.01964

       Total                                         $0.24577

       Taxable dividend -- income distribution taxable as dividend income.
       Payable date                                 Per share

       Dec. 26, 1997                                 $0.00028
       Total distributions                           $0.24605

(This annual report is not part of the prospectus.)

      Source of distributions

      100% of exempt-interest distributions during the fiscal year ended June 30, 1998 was derived from interest on Ohio municipal securities.

      Federal taxation

      Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

      Other taxation

      Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

      (This annual report is not part of the prospectus.)

Quick telephone reference*

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800

TTY Service                 For the hearing impaired               800-846-4852

American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current prices
                            and performance, account values
                            and recent account transactions

*You may experience delays when call volumes are high.

AMERICAN EXPRESS
Financial Advisors

IDS State Tax-Exempt Funds
IDS Tower 10
Minneapolis, MN 55440-0010

STATEMENT OF DIFFERENCES

Difference                              Description
1)   The layout is different            1)   Some of the layout in the
     throughout the annual report            annual report to shareholders
                                             is in two columns.

2)   Headings.                          2)   The headings in the annual report
                                             and prospectus are placed in a
                                             blue strip at the top of the page.

3)   There are pictures, icons and      3)   Each picture, icon and graph is
     graphs throughout the annual            described in parentheses.
     report and prospectus.

4)   Footnotes for charts and graphs    4)   The footnotes for each chart or
     are described at the left margin.       graph are typed below the
                                             description of the chart or graph.